Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Capitalized exploratory drilling costs	$ 0	$ 0	$ 0
Impairment of proved oil and natural gas properties	432,116,000	6,600,000	28,871,000
Amortization expense, including write-offs of debt issuance costs	7,436,000	8,343,000	3,584,000
Capitalized interest	7,300,000	0	0
Minimum percentage likelihood of tax benefit to be realized	50.00%
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits that would affect effective tax rate	0
Interest or penalties recognized in consolidated statements of operations	0
Interest or penalties recognized in consolidated balance sheets	0
Deferred tax liabilities				$ 43,300,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years